Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income	$ 112,463	$ 195,054	$ 189,374
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation expense	191,373	163,488	140,083
Container impairment	35,345	13,108	8,891
Bad debt expense (recovery), net	5,028	(474)	8,084
Unrealized losses (gains) on interest rate swaps, collars and caps, net	1,947	(1,512)	(8,656)
Amortization of debt issuance costs and accretion of bond discount	7,887	17,144	11,587
Amortization of intangible assets	4,741	4,010	4,226
Amortization of deferred revenue			(1,001)
Gains on sale of containers, net	(3,454)	(13,469)	(27,340)
Share-based compensation expense	7,743	7,499	5,694
Decrease (increase) in:
Accounts receivable, net	(1,532)	575	(5,949)
Trading containers, net	1,842	6,336	(5,713)
Prepaid expenses and other current assets	(3,873)	(12,240)	(4,692)
Insurance receivable	(1,685)
Due from affiliates, net	(525)		4,377
Other assets	5,754	8,196	(3,852)
Increase (decrease) in:
Accounts payable	4,825	(2,434)	3,635
Accrued expenses	(5,108)	2,097	(4,491)
Deferred revenue and other liabilities	(318)	(345)	(413)
Due to owners, net	803	(1,772)	(443)
Long-term income tax payable	982	(8,354)	(11,530)
Deferred taxes, net	5,642	(14,100)	14,758
Total adjustments	257,417	167,753	127,255
Net cash provided by operating activities	369,880	362,807	316,629
Cash flows from investing activities:
Purchase of containers and fixed assets	(533,306)	(818,451)	(765,418)
Proceeds from sale of containers and fixed assets	129,452	141,181	123,738
Receipt of payments on direct financing and sales-type leases, net of income earned	100,305	78,173	57,200
Net cash used in investing activities	(303,549)	(599,097)	(584,480)
Cash flows from financing activities:
Proceeds from revolving credit facilities	406,177	393,251	447,138
Principal payments on revolving credit facilities	(331,447)	(308,937)	(136,573)
Proceeds from secured debt facilities	160,000	470,500	249,600
Principal payments on secured debt facilities	(107,600)	(262,000)	(315,000)
Proceeds from term loan		500,000
Principal payments on term loan	(39,600)	(24,300)
Proceeds from bonds payable		301,298	299,359
Principal payments on bonds payable	(60,230)	(741,405)	(139,022)
Decrease (increase) in restricted cash	26,393	2,850	(8,215)
Purchase of treasury shares	(9,149)
Debt issuance costs	(5,853)	(12,441)	(13,633)
Issuance of common shares upon exercise of share options	301	2,497	3,617
Net tax benefit from share-based compensation awards	(1,333)	2,124	2,444
Capital contributions from noncontrolling interest	1,850	6,457	2,476
Dividends paid to noncontrolling interests	(2,994)
Dividends paid to shareholders	(94,079)	(106,648)	(104,199)
Net cash (used in) provided by financing activities	(57,564)	223,246	287,992
Effect of exchange rate changes	(240)	(112)	(45)
Net increase (decrease) in cash and cash equivalents	8,527	(13,156)	20,096
Cash and cash equivalents, beginning of the year	107,067	120,223	100,127
Cash and cash equivalents, end of the year	115,594	107,067	120,223
Cash paid during the year for:
Interest and realized losses on interest rate swaps, collars and caps, net	82,577	79,536	81,440
Net income taxes paid	941	2,045	1,454
Supplemental disclosures of noncash investing activities:
(Decrease) increase in accrued container purchases	(21,967)	40,504	(64,889)
Containers placed in direct financing and sales-type leases	$ 71,499	$ 164,218	$ 121,152